Provisions - Schedule reconciliation of beginning and ending aggregate carrying amount of the provision (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of other provisions [line items]
Balance - Beginning of period	$ 6,283	$ 4,190
Changes in estimated cash flows and discount rates	(3,929)	1,455
Accretion	314	270
Effect of foreign exchange	(1,091)	368
Balance - End of period	1,577	6,283
Maracas Menchen Mine [Member]
Disclosure of other provisions [line items]
Balance - Beginning of period	5,712	3,664
Changes in estimated cash flows and discount rates	(3,891)	1,484
Accretion	284	237
Effect of foreign exchange	(967)	327
Balance - End of period	1,138	5,712
Currais Novos Tungsten [Member]
Disclosure of other provisions [line items]
Balance - Beginning of period	571	526
Changes in estimated cash flows and discount rates	(38)	(29)
Accretion	30	33
Effect of foreign exchange	(124)	41
Balance - End of period	$ 439	$ 571